Sanford C. Bernstein Fund, Inc.

Schedule of Investments

International Portfolio

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.5%
Information Technology – 16.8%
Electronic Equipment, Instruments & Components – 2.3%
Flex Ltd.(a)	176,740	$1,811,585
Halma PLC	191,680	5,461,001
Keyence Corp.	24,100	10,099,383
Murata Manufacturing Co., Ltd.	76,400	4,503,664
Zhen Ding Technology Holding Ltd.	858,000	3,765,317

		25,640,950

IT Services – 2.7%
Adyen NV(a) (b)	3,970	5,778,310
Amadeus IT Group SA - Class A	38,340	2,012,931
Atos SE(a)	92,020	7,889,157
Capgemini SE	61,008	7,040,411
GMO Payment Gateway, Inc.	28,700	3,001,832
Otsuka Corp.	58,400	3,084,435
Pagseguro Digital Ltd.(a)	59,890	2,116,513

		30,923,589

Semiconductors & Semiconductor Equipment – 5.3%
ASML Holding NV	28,790	10,531,752
Infineon Technologies AG	255,290	5,982,001
NXP Semiconductors NV	83,390	9,509,796
Realtek Semiconductor Corp.	559,000	5,697,619
SCREEN Holdings Co., Ltd.	133,700	6,281,380
SK Hynix, Inc.	109,500	7,818,132
STMicroelectronics NV	212,640	5,796,197
Taiwan Semiconductor Manufacturing Co., Ltd.	764,000	8,159,147

		59,776,024

Software – 5.2%
Avast PLC(b)	1,751,410	11,446,975
Check Point Software Technologies Ltd.(a)	36,880	3,962,018
Constellation Software, Inc./Canada	6,230	7,034,402
Dassault Systemes SE	31,450	5,459,496
Nice Ltd.(a)	24,233	4,567,972
Open Text Corp.	131,710	5,593,018
Oracle Corp. Japan	61,400	7,282,814
SAP SE	45,521	6,363,353
TeamViewer AG(a) (b)	46,367	2,531,735
Temenos AG	26,485	4,116,403

		58,358,186

Technology Hardware, Storage & Peripherals – 1.3%
Logitech International SA	23,090	1,513,073
Samsung Electronics Co., Ltd.	307,420	13,608,755

		15,121,828

		189,820,577

Industrials – 13.8%
Aerospace & Defense – 1.7%
Airbus SE	99,297	7,115,006
BAE Systems PLC	348,920	2,086,354
MTU Aero Engines AG	26,970	4,695,491
Saab AB - Class B	216,040	5,430,017

		19,326,868

Company	Shares	U.S. $ Value

Air Freight & Logistics – 1.0%
Kuehne & Nagel International AG(a)	15,210	$2,533,508
SG Holdings Co., Ltd.	281,600	9,189,627

		11,723,135

Airlines – 0.4%
Wizz Air Holdings PLC(a) (b)	105,550	4,361,014

Building Products – 0.5%
Kingspan Group PLC	83,990	5,422,082

Commercial Services & Supplies – 0.6%
Secom Co., Ltd.	36,800	3,228,931
TOMRA Systems ASA	110,910	4,096,834

		7,325,765

Electrical Equipment – 2.2%
Fuji Electric Co., Ltd.	269,700	7,423,206

Nidec Corp.	71,800	4,837,077
Schneider Electric SE	59,810	6,653,062
Vestas Wind Systems A/S	54,950	5,627,031

		24,540,376

Machinery – 2.3%
Alstom SA	212,267	9,891,829
KION Group AG	58,627	3,609,653
SMC Corp./Japan	10,400	5,344,777
Weichai Power Co., Ltd. - Class H	2,373,000	4,471,038
Xylem, Inc./NY	39,700	2,578,912

		25,896,209

Professional Services – 3.4%
Experian PLC	103,080	3,617,990
Intertek Group PLC	25,220	1,698,593
Intertrust NV	119,490	2,035,184
Meitec Corp.	60,900	2,946,411
Recruit Holdings Co., Ltd.	251,000	8,631,933
RELX PLC (London)	337,750	7,817,481
UT Group Co., Ltd.(a)	210,200	4,836,975
Wolters Kluwer NV	84,040	6,564,002

		38,148,569

Trading Companies & Distributors – 1.7%
AerCap Holdings NV(a)	285,650	8,798,020
Ashtead Group PLC	323,749	10,921,043

		19,719,063

		156,463,081

Financials – 12.9%
Banks – 5.5%
Bank Hapoalim BM	725,620	4,337,868
Bank Leumi Le-Israel BM	1,355,980	6,817,749
Bank of Ireland Group PLC	2,345,668	4,833,295

Company	Shares	U.S. $ Value

DBS Group Holdings Ltd.	242,900	$3,654,873
Erste Group Bank AG(a)	427,680	10,100,826
Hang Seng Bank Ltd.	92,800	1,562,962
HDFC Bank Ltd.	274,070	3,854,365
KBC Group NV	171,010	9,824,728
Mediobanca Banca di Credito Finanziario SpA	772,560	5,578,879
Oversea-Chinese Banking Corp., Ltd.	388,521	2,532,297
Royal Bank of Canada	46,470	3,152,881
Svenska Handelsbanken AB - Class A	523,270	4,968,615
Westpac Banking Corp.	100,770	1,262,989

		62,482,327

Capital Markets – 3.4%
Credit Suisse Group AG	689,573	7,174,915
Euronext NV(b)	14,850	1,494,714
London Stock Exchange Group PLC	69,550	7,232,864
Partners Group Holding AG	19,215	17,498,962
Singapore Exchange Ltd.	555,600	3,343,412
St. James’s Place PLC	152,030	1,787,639

		38,532,506

Consumer Finance – 0.0%
Isracard Ltd.	1	2

Diversified Financial Services – 0.4%
ORIX Corp.	368,700	4,578,241

Insurance – 3.6%
Admiral Group PLC	145,290	4,120,273
AIA Group Ltd.	804,200	7,525,382
Allianz SE	49,200	10,053,639
Prudential PLC	169,172	2,549,094
Sampo Oyj - Class A	101,580	3,501,440
Suncorp Group Ltd.	1,209,030	7,769,106
Swiss Re AG	21,720	1,684,050
Zurich Insurance Group AG	8,080	2,862,989

		40,065,973

		145,659,049

Consumer Staples – 12.4%
Beverages – 1.5%
Budweiser Brewing Co. APAC Ltd.(b)	628,100	1,838,720
Coca-Cola Bottlers Japan Holdings, Inc.	188,300	3,415,104
Coca-Cola European Partners PLC	225,220	8,504,307
Treasury Wine Estates Ltd.	382,591	2,783,684

		16,541,815

Food & Staples Retailing – 1.9%
Koninklijke Ahold Delhaize NV	540,780	14,738,448
Tesco PLC	2,482,560	6,982,604

		21,721,052

Food Products – 5.3%
Calbee, Inc.	135,100	3,734,115
Danone SA	55,320	3,839,935
Kerry Group PLC - Class A	58,655	7,286,548
Morinaga & Co., Ltd./Japan	131,300	5,098,778

Company	Shares	U.S. $ Value

Nestle SA	129,224	$14,327,146
Nichirei Corp.	188,600	5,495,746
Salmar ASA	250,960	12,022,345
WH Group Ltd.(b)	9,458,000	8,173,545

		59,978,158

Household Products – 1.0%
Essity AB - Class B	138,610	4,493,929
Reckitt Benckiser Group PLC	29,711	2,733,365
Unicharm Corp.	104,500	4,285,804

		11,513,098

Personal Products – 0.7%
Kose Corp.	21,000	2,541,989
Unilever PLC	109,640	5,914,100

		8,456,089

Tobacco – 2.0%
British American Tobacco PLC	330,787	12,686,614
Philip Morris International, Inc.	63,060	4,417,983
Swedish Match AB	70,720	4,989,696

		22,094,293

		140,304,505

Health Care – 11.1%
Biotechnology – 0.7%
Abcam PLC	154,090	2,545,137
Genmab A/S(a)	15,857	5,346,869

		7,892,006

Health Care Equipment & Supplies – 1.6%
Alcon, Inc.(a)	44,560	2,560,383
ConvaTec Group PLC(b)	2,269,945	5,482,133
Koninklijke Philips NV	150,240	7,008,351
STERIS PLC	17,260	2,648,374

		17,699,241

Health Care Providers & Services – 0.5%
Apollo Hospitals Enterprise Ltd.	206,601	3,708,194
Galenica AG(b)	30,800	2,208,214
NMC Health PLC(a) (c) (d)	153,099	0

		5,916,408

Life Sciences Tools & Services – 2.6%
Bio-Rad Laboratories, Inc. - Class A(a)	7,120	3,214,609
Eurofins Scientific SE	6,660	4,200,690
Gerresheimer AG	80,270	7,418,184
ICON PLC(a)	17,510	2,949,734
Lonza Group AG	9,144	4,843,552
Tecan Group AG	19,310	6,843,647

		29,470,416

Pharmaceuticals – 5.7%
Astellas Pharma, Inc.	299,800	5,006,528

Company	Shares	U.S. $ Value

GlaxoSmithKline PLC	701,760	$14,175,332
Novo Nordisk A/S - Class B	194,320	12,659,507
Roche Holding AG	87,023	30,149,078
Sanofi	25,840	2,635,281

		64,625,726

		125,603,797

Consumer Discretionary – 9.1%
Auto Components – 1.5%
Aptiv PLC	42,690	3,326,405
Faurecia SE(a)	221,830	8,715,386
NGK Spark Plug Co., Ltd.	353,300	5,077,942

		17,119,733

Automobiles – 1.3%
Peugeot SA	578,268	9,483,085
Subaru Corp.	262,900	5,505,039

		14,988,124

Hotels, Restaurants & Leisure – 1.7%
Aristocrat Leisure Ltd.	233,340	4,178,302
Compass Group PLC	309,782	4,262,123
GVC Holdings PLC	966,370	8,857,654
Yum China Holdings, Inc.	50,269	2,416,431

		19,714,510

Internet & Direct Marketing Retail – 1.0%
Alibaba Group Holding Ltd.(a)	174,000	4,695,179
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	18,987	4,095,496
Moneysupermarket.com Group PLC	653,490	2,621,408

		11,412,083

Leisure Products – 0.3%
Bandai Namco Holdings, Inc.	71,300	3,753,093

Multiline Retail – 1.0%
B&M European Value Retail SA	871,804	4,291,372
Next PLC	105,180	6,368,121

		10,659,493

Specialty Retail – 0.2%
Hikari Tsushin, Inc.	10,200	2,332,212

Textiles, Apparel & Luxury Goods – 2.1%
adidas AG(a)	10,970	2,892,257
LVMH Moet Hennessy Louis Vuitton SE	7,412	3,272,361
NIKE, Inc. - Class B	33,590	3,293,499
Pandora A/S	117,180	6,399,724
Puma SE	49,410	3,830,998
Shenzhou International Group Holdings Ltd.	293,000	3,562,062

		23,250,901

		103,230,149

Company	Shares	U.S. $ Value

Communication Services – 5.6%
Diversified Telecommunication Services – 2.8%
Cellnex Telecom SA(b)	133,224	$8,137,021
HKT Trust & HKT Ltd. - Class SS	2,454,000	3,601,166
Nippon Telegraph & Telephone Corp.	479,100	11,162,760
Orange SA	602,580	7,205,624
TELUS Corp.	111,640	1,872,453

		31,979,024

Entertainment – 0.9%
Nintendo Co., Ltd.	22,700	10,148,457

Interactive Media & Services – 1.5%
Auto Trader Group PLC	655,650	4,268,776
Kakaku.com, Inc.	123,500	3,146,069
Tencent Holdings Ltd.	156,000	9,996,147

		17,410,992

Media – 0.4%
Cogeco Communications, Inc.	42,360	3,051,879
Informa PLC	217,640	1,258,339

		4,310,218

		63,848,691

Materials – 5.2%
Chemicals – 3.0%
Air Water, Inc.	306,100	4,324,868
Chr Hansen Holding A/S	71,943	7,420,593
Evonik Industries AG	245,140	6,243,715
Koninklijke DSM NV	35,412	4,915,821
Sika AG	21,770	4,196,653
Tosoh Corp.	553,300	7,600,627

		34,702,277

Containers & Packaging – 0.4%
Huhtamaki Oyj	104,370	4,128,964

Metals & Mining – 1.8%
Agnico Eagle Mines Ltd.	79,320	5,079,027
BlueScope Steel Ltd.	831,498	6,849,752
First Quantum Minerals Ltd.	400,620	3,192,920
Northern Star Resources Ltd.	525,430	4,955,335

		20,077,034

		58,908,275

Utilities – 3.2%
Electric Utilities – 2.9%
EDP - Energias de Portugal SA	3,102,035	14,806,815
Enel SpA	1,694,210	14,652,276
Orsted A/S(b)	34,340	3,962,885

		33,421,976

Gas Utilities – 0.3%
Tokyo Gas Co., Ltd.	143,700	3,440,839

		36,862,815

Company	Shares	U.S. $ Value

Energy – 2.9%
Oil, Gas & Consumable Fuels – 2.9%
ENEOS Holdings, Inc.	2,103,300	$7,497,346
Neste Oyj	130,650	5,131,417
Repsol SA	792,446	7,002,029
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	567,700	9,292,882
Royal Dutch Shell PLC - Class A	49,966	800,019
Royal Dutch Shell PLC - Class B	189,750	2,876,666

		32,600,359

Real Estate – 2.5%
Equity Real Estate Investment Trusts (REITs) – 1.6%
Merlin Properties Socimi SA	283,100	2,359,142
Nippon Building Fund, Inc.	638	3,633,517
Nippon Prologis REIT, Inc.	1,564	4,752,423
Vicinity Centres	7,131,216	7,147,653

		17,892,735

Real Estate Management & Development – 0.9%
Aroundtown SA	1,134,960	6,505,368
Vonovia SE	69,960	4,276,167

		10,781,535

		28,674,270

Total Common Stocks (cost $973,880,583)		1,081,975,568

RIGHTS – 0.1%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Repsol SA, expiring 07/06/2020(a) (cost $441,133)	792,446	385,773

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(e) (f) (g) (cost $32,960,830)	32,960,830	32,960,830

Total Investments – 98.5% (cost $1,007,282,546)(h)		1,115,322,171
Other assets less liabilities – 1.5%		17,481,594

Net Assets – 100.0%		$1,132,803,765

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	274	September 2020	$24,364,080	$60,433

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	638,777	USD	8,136	07/23/2020	$(300,570)
Barclays Bank PLC	USD	3,848	KRW	4,607,172	08/13/2020	(6,518)
Barclays Bank PLC	TWD	66,625	USD	2,271	08/20/2020	(11,914)
Barclays Bank PLC	GBP	3,149	USD	3,905	09/14/2020	1,712
Barclays Bank PLC	GBP	6,132	USD	7,505	09/14/2020	(96,883)
Barclays Bank PLC	JPY	1,009,588	USD	9,399	09/14/2020	39,451
Barclays Bank PLC	NOK	43,348	USD	4,671	09/14/2020	166,039
Barclays Bank PLC	USD	5,498	AUD	8,347	09/14/2020	263,474
Barclays Bank PLC	USD	2,881	EUR	2,556	09/14/2020	(4,831)
Barclays Bank PLC	USD	64,606	JPY	6,925,247	09/14/2020	(405,596)
BNP Paribas SA	KRW	2,942,516	USD	2,415	08/13/2020	(38,497)
Citibank, NA	KRW	24,208,364	USD	19,791	08/13/2020	(393,544)
Citibank, NA	CNY	177,735	USD	25,068	09/14/2020	21,521
Citibank, NA	EUR	2,668	USD	3,027	09/14/2020	24,342
Citibank, NA	EUR	13,451	USD	14,912	09/14/2020	(225,112)
Citibank, NA	HKD	37,317	USD	4,811	09/14/2020	(1,938)
Citibank, NA	USD	37,310	AUD	53,300	09/14/2020	(518,440)
Citibank, NA	USD	21,254	EUR	19,295	09/14/2020	459,543
Citibank, NA	USD	3,867	EUR	3,401	09/14/2020	(39,818)
Citibank, NA	USD	5,281	JPY	566,214	09/14/2020	(31,693)
Citibank, NA	USD	8,809	SEK	81,043	09/14/2020	(103,927)
Credit Suisse International	AUD	7,524	USD	5,164	09/14/2020	(30,082)
Goldman Sachs Bank USA	GBP	1,916	USD	2,408	09/14/2020	33,242
Goldman Sachs Bank USA	ILS	47,252	USD	13,780	09/14/2020	112,677
Goldman Sachs Bank USA	USD	3,195	AUD	4,958	09/14/2020	226,983
Goldman Sachs Bank USA	USD	8,598	GBP	6,968	09/14/2020	40,034
Goldman Sachs Bank USA	USD	12,837	JPY	1,369,432	09/14/2020	(142,041)
Goldman Sachs Bank USA	USD	3,903	SGD	5,400	09/14/2020	(27,464)
HSBC Bank USA	USD	2,306	KRW	2,808,193	08/13/2020	35,036
HSBC Bank USA	USD	3,953	JPY	425,665	09/14/2020	(6,959)
JPMorgan Chase Bank, NA	USD	1,140	INR	87,416	07/23/2020	15,006
JPMorgan Chase Bank, NA	USD	4,163	EUR	3,705	09/14/2020	6,800
JPMorgan Chase Bank, NA	USD	2,551	NZD	3,905	09/14/2020	(30,967)
Morgan Stanley Capital Services, Inc.	TWD	415,281	USD	14,070	08/20/2020	(157,694)
Morgan Stanley Capital Services, Inc.	CHF	2,199	USD	2,321	09/14/2020	(5,239)
Morgan Stanley Capital Services, Inc.	EUR	1,855	USD	2,102	09/14/2020	14,746
Morgan Stanley Capital Services, Inc.	EUR	12,155	USD	13,210	09/14/2020	(468,180)
Morgan Stanley Capital Services, Inc.	USD	12,771	EUR	11,227	09/14/2020	(136,546)
Natwest Markets PLC	JPY	367,290	USD	3,439	09/14/2020	34,313
Natwest Markets PLC	NOK	49,713	USD	5,368	09/14/2020	201,247
Natwest Markets PLC	USD	9,073	EUR	8,278	09/14/2020	242,217
Natwest Markets PLC	USD	4,806	SEK	43,992	09/14/2020	(80,614)
State Street Bank & Trust Co.	USD	2,061	INR	157,433	07/23/2020	18,482
State Street Bank & Trust Co.	CAD	4,054	USD	2,900	09/14/2020	(86,237)
State Street Bank & Trust Co.	EUR	4,868	USD	5,522	09/14/2020	44,097
State Street Bank & Trust Co.	HKD	22,757	USD	2,931	09/14/2020	(3,711)
UBS AG	CAD	27,216	USD	20,324	09/14/2020	273,609
UBS AG	USD	10,696	CHF	10,082	09/14/2020	(31,226)
UBS AG	USD	3,266	JPY	356,113	09/14/2020	35,124
UBS AG	USD	5,154	JPY	553,981	09/14/2020	(18,743)

						$(1,095,289)

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $55,415,266 or 4.9% of net assets.

(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $202,062,511 and gross unrealized depreciation of investments was $(95,057,742), resulting in net unrealized appreciation of $107,004,769.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

EAFE – Europe, Australia, and Far East

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

June 30, 2020 (unaudited)

16.8%	Japan
14.6%	United Kingdom
9.6%	Switzerland
8.0%	France
5.8%	Germany
5.6%	Netherlands
3.7%	Denmark
3.1%	Australia
2.8%	China
2.6%	Ireland
2.6%	Canada
1.9%	South Korea
1.9%	United States
18.0%	Other
3.0%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2020. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.9% or less in the following: Austria, Belgium, Brazil, Finland, Hong Kong, India, Israel, Italy, Norway, Portugal, Singapore, Spain, Sweden, Taiwan and United Arab Emirates.

Sanford C. Bernstein Fund, Inc.

International Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$38,337,377	$151,483,200		$—	$189,820,577
Industrials	19,976,118	136,486,963		—	156,463,081
Financials	3,152,881	142,506,168		—	145,659,049
Consumer Staples	12,922,290	127,382,215		—	140,304,505
Health Care	18,366,205	107,237,592		—	125,603,797
Consumer Discretionary	13,131,831	90,098,318		—	103,230,149
Communication Services	4,924,332	58,924,359		—	63,848,691
Materials	8,271,947	50,636,328		—	58,908,275
Utilities	3,962,885	32,899,930		—	36,862,815
Energy	—	32,600,359		—	32,600,359
Real Estate	—	28,674,270		—	28,674,270
Rights	385,773	—		—	385,773
Short-Term Investments	32,960,830	—		—	32,960,830

Total Investments in Securities	156,392,469	958,929,702	(a)	—	1,115,322,171
Other Financial Instruments(b):
Assets:
Futures	60,433	—		—	60,433
Forward Currency Exchange Contracts	—	2,309,695		—	2,309,695
Liabilities:
Forward Currency Exchange Contracts	—	(3,404,984)		—	(3,404,984)

Total	$156,452,902	$957,834,413		$—	$1,114,287,315

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,945	$221,595	$206,579	$32,961	$265